Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies

Note 1: Summary of Significant Accounting Policies

The consolidated financial statements of Charter Financial Corporation and subsidiary (the Company) include the financial statements of Charter Financial Corporation and its wholly owned subsidiary, CharterBank (the Bank). All intercompany accounts and transactions have been eliminated in consolidation.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), enacted on July 21, 2010, is significantly changing the bank regulatory structure and affecting the lending, investment, trading and operating activities of depository institutions and their holding companies. The Dodd-Frank Act eliminated the Company’s former primary federal regulator, the Office of Thrift Supervision, and required the Bank to be regulated by the Office of the Comptroller of the Currency (the primary federal regulator for national banks). The Dodd-Frank Act also authorized the Federal Reserve Bank to supervise and regulate all savings and loan holding companies, including mutual holding companies and their mid-tier holding companies, like First Charter, MHC (the “MHC”) and Charter Financial, in addition to bank holding companies which the FRB already regulated.

Charter Financial Corporation was formed through the reorganization of CharterBank in October 2001. At that time, CharterBank converted from a federally chartered mutual savings and loan association into a two–tiered mutual holding company structure and became a direct wholly owned subsidiary of Charter Financial Corporation. Through a public offering during the same year, Charter Financial Corporation sold 20% of its common stock. During the year ended September 30, 2007 the Company repurchased approximately 500,000 of its shares and deregistered with the Securities and Exchange Commission. In conjunction with the deregistration from the Securities and Exchange Commission the Company moved the trading of its stock from NASDAQ to the Over-the-Counter Bulletin Board. First Charter, MHC, (“First Charter”) a federal mutual holding company, owns approximately 63% and 61%, respectively, of the outstanding shares of the common stock of Charter Financial Corporation at September 30, 2012 and 2011 following various treasury stock transactions of the Company. In September 2010, the Company completed an incremental stock offering in which 4,400,000 shares were sold to the public and First Charter cancelled 4,400,000 shares of Company stock that it held. In conjunction with the incremental stock offering, the Company moved the trading of its stock to the NASDAQ Capital Market.

On September 27, 2011, Charter Financial announced a 5% stock repurchase plan with repurchased shares being held in treasury and available for general corporate purposes and under this stock buyback plan 335,321 shares have been repurchased at a cost of $3,118,014.

On August 27, 2012, Charter Financial announced a 5% stock repurchase plan with repurchased shares being held in treasury and available for general corporate purposes. For the year ended September 30, 2012, 50,000 shares have been repurchased at a cost of $470,000.

First Charter, MHC waived dividends of $422,896, $1.7 million, and $5.7 million during the years ended September 30, 2012, 2011, and 2010, respectively.

The Company primarily provides real estate loans and a full range of deposit products to individual and small business consumers through its branch offices in West Central Georgia, East Central Alabama and the Florida Panhandle. In addition, the Company operates a cashless branch in Norcross, Georgia. The Company primarily competes with other financial institutions in its market area. The Company’s primary lending market has been the states of Georgia and Alabama with Florida being added as a result of the acquisition of The First National Bank of Florida (“FNB”). The Company operates and manages as a one-bank holding company and, as such, has no reportable segments.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America and to prevailing practices within the financial institutions industry. The following is a summary of the significant accounting policies that the Company follows in presenting its consolidated financial statements.

(a)	Basis of Presentation

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenue and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, the estimates used for fair value acquisition accounting and the FDIC receivable for loss sharing agreements, and the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations. In connection with the determination of the allowance for loan losses and the value of real estate owned, management obtains independent appraisals for significant properties. In connection with the assessment for other-than-temporary impairment of investment securities, mortgage-backed securities, and collateralized mortgage obligations, management obtains fair value estimates by independent quotations, assesses current credit ratings and related trends, reviews relevant delinquency and default information, assesses expected cash flows and coverage ratios, assesses the relative strength of credit support from less senior tranches of the securities, reviews average credit score data of underlying mortgages, and assesses other current data. The severity and duration of an impairment and the likelihood of potential recovery of an impairment is considered along with the intent and ability to hold any impaired security to maturity or recovery of carrying value.

A substantial portion of the Company’s loans is secured by real estate located in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in the real estate market conditions of this market area.

Certain reclassifications of 2010 and 2011 balances have been made to conform to classifications used in 2012. These reclassifications did not change net income.

(b)	Cash and Cash Equivalents

Cash and cash equivalents, as presented in the consolidated financial statements, include amounts due from other depository institutions and interest–bearing deposits in other financial institutions. Generally, interest–bearing deposits in other financial institutions are for one–day periods.

(c)	Investments, Mortgage–Backed Securities, and Collateralized Mortgage Obligations

Investments, mortgage–backed securities, and collateralized mortgage obligations available for sale are reported at fair value, as determined by pricing services. The pricing service valuations are reviewed by management for reasonableness. Investment in stock of the Federal Home Loan Bank (FHLB) is required of every federally insured financial institution, which utilizes its services. The investment in FHLB stock is carried at cost and such stock is evaluated for any potential impairment.

Purchase premiums and discounts on investment securities are amortized and accreted to interest income using a level yield method over the period to maturity of the related securities. Purchase premiums and discounts on mortgage–backed securities and collateralized mortgage obligations are amortized and accreted to interest income using the interest method over the remaining lives of the securities, taking into consideration assumed prepayment patterns.

Gains and losses on sales of investments, mortgage–backed securities, and collateralized mortgage obligations are recognized on the trade date, based on the net proceeds received and the adjusted carrying amount of the specific security sold.

A decline in the market value of any available for sale security below cost that is deemed other-than-temporary results in a charge to earnings and the establishment of a new cost basis for that security.

(d)	Loans and Interest Income

Loans are reported at the principal amounts outstanding, net of unearned income, deferred loan fees/origination costs, and the allowance for loan losses.

Interest income is recognized using the simple interest method on the balance of the principal amount outstanding. Unearned income, primarily arising from deferred loan fees, net of certain origination costs, and deferred gains on the sale of the guaranteed portion of Small Business Administration (SBA) loans, is amortized over the expected lives of the underlying loans using the interest method.

Generally, the accrual of interest income is discontinued on loans when reasonable doubt exists as to the full, timely collection of interest or principal. Interest previously accrued but not collected is reversed against current period interest income when such loans are placed on nonaccrual status. Interest on nonaccrual loans, which is ultimately collected, is credited to income in the period received.

Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. The Company considers a loan impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the note agreement. Large pools of smaller balance homogeneous loans, such as consumer and installment loans, are collectively evaluated for impairment by the Company. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans for which the accrual of interest has been discontinued are recorded as income when received unless full recovery of principal is in doubt whereby cash received is recorded as principal reduction.

Gains or losses on the sale of mortgage loans are recognized at settlement dates and are computed as the difference between the sales proceeds received and the net book value of the mortgage loans sold.

Loans held for sale are carried at the lower of aggregate cost or market, with market determined on the basis of open commitments for committed loans. For uncommitted loans, market is determined on the basis of current delivery prices in the secondary mortgage market.

Acquired loans are recorded at fair value at the date of acquisition. The fair values of loans with evidence of credit deterioration (impaired loans) are recorded net of a non-accretable difference and, if appropriate, an accretable yield. The difference between contractually required principal and interest payments at acquisition and the cash flows expected to be collected at acquisition is the non-accretable difference, which is included in the carrying amount of acquired loans. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent significant increases in cash flows result in a reversal of the provision for loan losses to the extent of prior provisions, or a reclassification of the difference from non-accretable to accretable with a positive impact on the accretion of interest income in future periods. Any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan when there is reasonable expectation about the amount and timing of such cash flows. The expected cash flows method of income recognition is also used for other acquired loans in the NCB and MCB acquisitions.

Performing loans acquired in the FNB acquisition are accounted for using the contractual cash flows method of recognizing discount accretion based on the acquired loans’ contractual cash flows. Purchased performing loans are recorded at fair value. Credit losses on acquired performing loans are estimated based on analysis of the performing portfolio. Such estimated credit losses are recorded as an acquisition fair value adjustment and are accreted as an adjustment to yield over the estimated lives of the loans. Effective October 1, 2009, as a result of the adoption of new accounting guidance, there is no allowance for loan losses established at the acquisition date for purchased performing loans. A provision for loan losses is recorded for any further deterioration in these loans subsequent to the acquisition.

Loans covered under loss sharing agreements with the FDIC (Covered Loans) are reported in loans exclusive of the expected reimbursement from the FDIC as it is not contractually embedded in the loans and loss sharing is not transferable with the loans should a decision be made to dispose of them. Covered Loans are initially recorded at fair value at the acquisition date and we continually reviewed for collectability based on the expectation of cash flows on these loans. Prospective losses incurred on Covered Loans are eligible for partial reimbursement by the FDIC under loss sharing agreements. Subsequent decreases in the amount expected to be collected result in a provision for credit losses, an increase in the allowance for loan and lease losses, and a proportional adjustment to the FDIC receivable for the estimated amount to be reimbursed. Subsequent significant increases in the amount expected to be collected result in the reversal of any previously recorded provision for credit losses and related allowance for loan and lease losses and adjustments to the FDIC receivable, or accretion of certain fair value amounts into interest income in future periods if no provision for credit losses had been recorded. Adjustments of the FDIC receivable are recorded over the lesser of the remaining life of applicable covered loans or the remaining term of loss sharing. Interest is accrued daily on the outstanding principal balances of non-impaired loans. Accretable discounts related to certain fair value adjustments are accreted into income over the estimated lives of the loans on a level yield basis.

Covered Loans which are more than 90 days past due with respect to contractual interest or principal, unless they are well secured and in the process of collection, and other covered loans on which full recovery of principal or interest is in doubt, are placed on nonaccrual status as to contractual interest. Substantially all covered loans record accretion income based on the expected cash flows method.

In accordance with the loss sharing agreements with the FDIC, certain expenses relating to covered assets of external parties such as legal, property taxes, insurance, and the like may be partially reimbursed by the FDIC. Such qualifying future expenditures on covered assets will result in an increase to the FDIC receivable.

(e)	Allowance for Loan Losses

The allowance for loan losses is adjusted through provisions for loan losses charged or credited to operations. Loans are charged off against the allowance for loan losses when management believes that the collection of the principal is unlikely. Subsequent recoveries are added to the allowance. The allowance is determined through consideration of such factors as changes in the nature and volume of the portfolio, overall portfolio quality, delinquency trends, adequacy of collateral, loan concentrations, specific problem loans, and economic conditions that may affect the borrowers’ ability to pay.

To the best of management’s ability, all known and inherent losses that are both probable and reasonable to estimate have been recorded. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to adjust the allowance based on their judgment about information available to them at the time of their examination.

(f)	Real Estate Owned

Real estate acquired through foreclosure, consisting of properties obtained through foreclosure proceedings or acceptance of a deed in lieu of foreclosure, is reported on an individual asset basis at the lower of cost or fair value, less disposal costs. Fair value is determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources. When properties are acquired through foreclosure, any excess of the loan balance at the time of foreclosure over the fair value of the real estate held as collateral is recognized and charged to the allowance for loan losses. Subsequent write–downs are charged to a separate allowance for losses pertaining to real estate owned, established through provisions for estimated losses on real estate owned charged to operations. Based upon management’s evaluation of the real estate acquired through foreclosure, additional expense is recorded when necessary in an amount sufficient to reflect any estimated declines in fair value. Gains and losses recognized on the disposition of the properties are recorded in noninterest expense in the consolidated statements of income.

Other real estate acquired through foreclosure covered under loss sharing agreements with the FDIC is reported exclusive of expected reimbursement cash flows from the FDIC. Subsequent decreases to the estimated recoverable value of covered other real estate result in a reduction of covered other real estate, and a charge to other expense, and an increase in the FDIC receivable for the estimated amount to be reimbursed, with a corresponding amount recorded in noninterest expense.

Costs of improvements to real estate are capitalized, while costs associated with holding the real estate are charged to operations.

(g)	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation, which is computed using the straight–line method over the estimated useful lives of the assets. The estimated useful lives of the assets range from 20 to 39 years for buildings and improvements and 3 to 15 years for furniture, fixtures, and equipment.

(h)	Receivable from FDIC for Loss Sharing Agreements

Under loss sharing agreements with the FDIC, the Bank recorded a receivable from the FDIC equal to the reimbursable portion of the estimated losses in the covered loans and other real estate acquired. The receivable is measured separately from the covered assets acquired as it is not contractually embedded in the loans and not transferrable with the loans should a decision be made to dispose of them. The receivable was recorded at the present value of the estimated cash flows using discount rates of approximately four percent, one and a half percent, and two percent, respectively, at the date of the respective acquisition and will be reviewed and updated prospectively as loss estimates related to covered loans and other real estate acquired through foreclosure change. These cash flows were discounted to reflect the uncertainty of the timing and receipt of the loss share reimbursements from the FDIC. Certain adjustments to the receivable are recorded over the lesser of the remaining life of applicable covered loans or the term of loss sharing. Most third party expenses on real estate and covered loans are covered under the loss sharing agreements and the cash flows from the reimbursable portion are included in the estimate of cash flows.

(i)	Mortgage Banking Activities

As a part of normal business operations, the Company originates residential mortgage loans that have been pre-approved by secondary investors. The terms of the loans are set by the secondary investors, and the purchase price that the investor will pay for the loan is agreed to prior to the commitment of the loan by the Company. Generally within three weeks after funding, the loans are transferred to the investor in accordance with the agreed-upon terms. The Company records gains from the sale of these loans on the settlement date of the sale equal to the difference between the proceeds received and the carrying amount of the loan. The gain generally represents the portion of the proceeds attributed to servicing release premiums received from the investors and the realization of origination fees received from borrowers which were deferred as part of the carrying amount of the loan. Between the initial funding of the loans by the Company and the subsequent reimbursement by the investors, the Company carries the loans on its balance sheet at the lower of cost or market. The fair value of the underlying commitment is not material to the consolidated financial statements.

Fees for servicing loans for investors are based on the outstanding principal balance of the loans serviced and are recognized as income when earned.

(j)	Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies by jurisdiction and entity in making this assessment. The Company allocates income taxes to the members of the consolidated tax return group based on their proportion of taxable income.

(k)	Comprehensive Income

Comprehensive income for the Company consists of net income for the period, unrealized holding gains and losses on investments, mortgage–backed securities, and collateralized mortgage obligations classified as available for sale, net of income taxes, and certain reclassification adjustments.

(l)	Goodwill and Other Intangible Assets

Intangible assets include costs in excess of net assets acquired and core deposit intangibles recorded in connection with the acquisitions of EBA Bancshares, Inc. and subsidiary, Eagle Bank of Alabama (collectively “EBA”), McIntosh Commercial Bank and The First National Bank of Florida. The core deposit intangible is being amortized over thirteen, five and six years, respectively.

The Company tests its goodwill for impairment annually and upon certain triggering events on an interim basis. The primary method used in the Company’s impairment assessment is the monitoring of the Company’s market capitalization, adjusted for an estimated control premium, compared to its recorded stockholders’ equity. No impairment charges have been recognized through September 30, 2012.

(m)	Acquisitions

Accounting principles generally accepted in the United States (US GAAP) requires that the acquisition method of accounting, formerly referred to as purchase method, be used for all business combinations and that an acquirer be identified for each business combination. Under US GAAP, the acquirer is the entity that obtains control of one or more businesses in the business combination, and the acquisition date is the date the acquirer achieves control. US GAAP requires that the acquirer recognize the fair value of assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition date.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of Neighborhood Community Bank (“NCB”) headquartered in Newnan, Georgia on June 26, 2009. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of NCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of NCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from NCB. The carrying value of certain long-term assets acquired in the acquisition of NCB, primarily the estimated value of core deposits of approximately $1.1 million, were reduced to zero by the excess of fair value of net assets acquired over liabilities assumed in the acquisition.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of McIntosh Commercial Bank (“MCB”) headquartered in Carrollton, Georgia on March 26, 2010. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of MCB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of MCB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities, short-term borrowings and long-term obligations that were assumed from MCB.

The Company’s wholly-owned subsidiary acquired certain assets and liabilities of The First National Bank of Florida (“FNB”) headquartered in Milton, Florida on September 9, 2011. The acquisition was completed with the assistance of the Federal Deposit Insurance Corporation (FDIC), which had been appointed Receiver of the entity by its state banking authority immediately prior to the Bank’s acquisition. The acquired assets and assumed liabilities of FNB were measured at estimated fair value. Management made significant estimates and exercised significant judgment in accounting for the acquisition of FNB. Management judgmentally assigned risk ratings to loans based on appraisals and estimated collateral values, expected cash flows, prepayment speeds and estimated loss factors to measure fair values for loans. Other real estate acquired through foreclosure was valued based upon pending sales contracts and appraised values, adjusted for current market conditions. Management used quoted or current market prices to determine the fair value of investment securities acquired from FNB.

(n)	Stock–Based Compensation

The Company recognizes the estimated fair value of such equity instruments as expense as services are performed. The Company recognizes the total cost of the Company’s share based awards equal to the grant date fair value as expense on a straight line basis over the service periods of the awards.

(o)	Income Per Share

Basic net income per share is computed on the weighted average number of shares outstanding. Diluted net income per share is computed by dividing net income by weighted average shares outstanding plus potential common shares resulting from dilutive stock options, determined using the treasury stock method.

	Years Ended September 30,
	2012	2011	2010
Net income	$4,978,692	$2,305,352	$5,934,990

Denominator:
Weighted average common shares outstanding	17,907,597	18,146,627	18,422,050
Equivalent shares issuable upon vesting of restricted stock awards and dilutive shares	28,896	37,311	51,574

Diluted shares	17,936,493	18,183,938	18,473,624

Net income per share:
Basic	$0.28	$0.13	$0.32

Diluted	$0.28	$0.13	$0.32

(p)	Treasury Stock

Treasury stock is accounted for at cost.

(q)	Employee Stock Ownership Plan (ESOP)

The Company has an internally-leveraged ESOP trust that covers substantially all of its employees. The Company’s common stock not yet allocated to participants is reflected as unearned compensation in stockholders’ equity. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

(r)	Bank Owned Life Insurance

The Company owns life insurance policies to provide for the payment of death benefits related to existing deferred compensation and supplemental income plans maintained for the benefit of certain executives and directors of the Company. The total cash surrender value amounts of such policies at September 30, 2012 and 2011 was $33,831,920 and $32,774,523, respectively. The Company recorded, as income, increases to the cash surrender value of $1,057,397, $1,096,510, and $1,128,164, for the three years ended September 30, 2012, 2011, and 2010, respectively.

(s)	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an update to the accounting standards for amendments to achieve common fair value measurements and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). This update, which is a joint effort between the FASB and the International Accounting Standards Board (“IASB”), amends existing fair value measurement guidance to converge the fair value measurement guidance in U.S. GAAP and IFRS. This update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The update permits measuring financial assets and liabilities on a net credit risk basis, if certain criteria are met, increases disclosure surrounding company determined market prices (Level 3) financial instruments, and also requires the fair value hierarchy disclosure of financial assets and liabilities that are not recognized at fair value in the financial statements, but are included in disclosures at fair value. This update is effective for interim and annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued an update to the accounting standards relating to the presentation of comprehensive income. This update amends current accounting standards to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued another update to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income as previously established in the June 2011 update. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. This update is effective for interim and annual periods beginning after December 15, 2011. The Company has presented a separate consolidated statement of comprehensive income.

In September 2011, the FASB issued an update to the accounting standards relating to testing goodwill for impairment. This guidance allows companies to waive comparing the fair value of a reporting unit to its carrying amount in assessing the recoverability of goodwill if, based on qualitative factors, it is not more likely than not that the fair value of a reporting unit is less than its carrying amount. This update will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management is evaluating the impact of this update on the Company’s consolidated financial statements.

In October 2012, the FASB issued an update to the accounting standards to provide guidance on the subsequent accounting treatment for an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution. The amendments in update require entities that recognize an indemnification asset (in accordance with Subtopic 805-20) as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification) to subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The amendments in this guidance are effective for the Company for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The adoption of this update has no impact on the consolidated financial statements because the Company’s accounting procedures for the indemnification asset is in compliance with this amendment.